4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Changes In Estimates And Accounting Policies Tables Abstract
Impacts of adoption of new accounting standard

CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION		Originally presented as of December 31, 2017	Adjustments	Current presentation	Originally presented as of December 31, 2016	Adjustments	Current presentation
	Ref	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Revenue	a)	643,784,687	(30,269,330)	613,515,357	658,447,621	(29,875,592)	628,572,029
Cost of sales		(412,079,217)		(412,079,217)	(412,381,871)		(412,381,871)
Gross profit		231,705,470		201,436,140	246,065,750		216,190,158
Other income		7,631,410		7,631,410	8,661,903		8,661,903
Distribution costs	a)	(143,276,955)	30,269,330	(113,007,625)	(150,913,076)	29,875,592	(121,037,484)
Administrative expenses		(31,110,407)		(31,110,407)	(31,562,168)		(31,562,168)
Other expenses by function		(3,037,270)		(3,037,270)	(2,067,273)		(2,067,273)
Profit from operational activities		61,912,248		61,912,248	70,185,136		70,185,136
Financial income		570,531		570,531	970,651		970,651
Financial costs		(9,985,677)		(9,985,677)	(10,305,449)		(10,305,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,254,601		3,254,601	4,511,072		4,511,072
Foreign currency translation differences		8,586,953		8,586,953	749,876		749,876
Income (expense) from inflation-adjusted units		(628,448)		(628,448)	(39,279)		(39,279)
Profit before tax		63,710,208		63,710,208	66,072,007		66,072,007
Income tax expense (*)		(11,876,809)		(11,876,809)	(16,806,562)		(16,806,562)
Profit from continuing operations (*)		51,833,399		51,833,399	49,265,445		49,265,445
Profit (*)		51,833,399		51,833,399	49,265,445		49,265,445